    As filed with the Securities and Exchange Commission on August 30, 2007

                          File No. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No. [___]
                      Post-Effective Amendment No. 61 [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 63 [X]

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-9934

                          Edward P. Macdonald, Esquire
                   The Hartford Financial Services Group, Inc.
                          Life Law - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]  on August 31, 2007 pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on (Date) pursuant to paragraph (a)(1) of Rule 485

     [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     [ ]  on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE HARTFORD MUTUAL FUNDS






                                 CLASS Y SHARES
                                   PROSPECTUS






                                AUGUST 31, 2007






AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THE HARTFORD STRATEGIC INCOME FUND



THE HARTFORD MUTUAL FUNDS
P.O. BOX 64387
ST. PAUL, MN 55164-0387

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        CONTENTS



INTRODUCTION                           INTRODUCTION
------------                           ------------
A summary of the fund's goals,         The Hartford Strategic Income Fund          5
principal strategies, main risks,
performance and expenses

Description of other investment        Investment strategies and investment
strategies and investment risks        matters Terms used in this Prospectus       8
Investment manager and management fee  Management of the fund                     12
information
Information on your account            About your account                         15
                                       Class Y share investor requirements        15
                                       Compensation to Broker-Dealers, Financial
                                       Institutions and Other Persons             15
                                       Opening an account                         17
                                       Buying shares                              19
                                       Selling shares                             21
                                       Transaction policies                       23
                                       Dividends and account policies             26
                                       Additional investor services               27
Further information on the fund        Financial highlights                       28
                                       Fund code, CUSIP number and symbol         30
                                       For more information                       back cover

INTRODUCTION


The fund has its own investment strategy and risk/reward profile. This prospectus relates to Class Y shares of the fund. The fund also offers Class A, Class B and Class C shares pursuant to a prospectus describing those classes. The fund also offers Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or similar agreement with the fund, pursuant to a separate prospectus describing that class. The fund is a part of the Hartford Funds ("Hartford Funds"). which is a family of mutual funds.

The fund is a diversified fund.

The fund is a series of The Hartford Mutual Funds, Inc.

Information on the fund, including risk factors, can be found on the pages following this introduction.

The investment manager to the fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the fund is provided by a sub-adviser, Hartford Investment Management Company. Information regarding HIFSCO and the sub-adviser is included under the section entitled "Management of the Funds" in this prospectus.


THE HARTFORD MUTUAL FUNDS, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUND WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."



MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THE FUND, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.



THE HARTFORD MUTUAL FUNDS

THE HARTFORD STRATEGIC INCOME FUND

INVESTMENT GOAL. The Hartford Strategic Income Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities. The fund focuses its investments, under normal circumstances, in non-investment grade debt securities, foreign securities, and highly rated securities. Non-investment grade debt securities are securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management Company ("Hartford Investment Management") to be of comparable quality. Non-investment grade debt securities are commonly referred to as "high yield - high risk" or "junk bonds". Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets. Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The fund may also invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities, preferred stock, and common stock. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes. The fund may invest in debt securities of any maturity.

The fund will generally hold a diversified portfolio of investments in various sectors, although the fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.

The overall investment approach of Hartford Investment Management's team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund.

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk, credit risk, income risk and foreign investment risk.

When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive loan and bond funds. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

In some circumstances the fund's investments could become harder to value.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Moreover, the fund may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) and unsecured loans. Holders' claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the Fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's judgment with respect to a number of factors. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                       CLASS Y
                                                                      --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage
      of offering Price                                                  None
   Maximum deferred sales charge (load)(as a percentage of purchase
      price or redemption proceeds, whichever is less)                   None
   Exchange fees                                                         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                   0.55%
   Distribution and service (12b-1) fees                                None
   Other expenses                                                       0.14%
   Total annual operating expenses(1)(2)                                0.69%


(1) HIFSCO has agreed to waive 100% of the management fee for the fund's first year of operation.



(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                                    CLASS Y
-------------------------------------                                    -------
Year 1                                                                    $ 70
Year 3                                                                    $221



THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS


INVESTMENT RISKS GENERALLY



Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.



The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.



USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES



The fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit the fund to gain exposure to a particular security, group of securities, interest rate, or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the fund's manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.


The use of derivatives is a principal investment strategy for the fund.


FOREIGN INVESTMENTS



The fund may invest in securities of foreign issuers and non-dollar securities and loans as part of its principal investment strategy.



Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



INVESTMENTS IN EMERGING MARKETS


The fund may invest in emerging markets as part of its principal investment strategy.


The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.



SMALL CAPITALIZATION COMPANIES



The fund may invest in securities of small capitalization companies, but not as a principal investment strategy.



Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.



OTHER INVESTMENT COMPANIES



The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.



The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:



     "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

     "Qubes" (QQQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.






     "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.






     "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, the fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.






ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.






Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.






ABOUT THE FUND'S INVESTMENT GOAL



The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.



CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



The fund may have a relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses for the fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.



TERMS USED IN THIS PROSPECTUS






Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.



Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS



The fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).



DISCLOSURE OF PORTFOLIO HOLDINGS



The fund will disclose its complete calendar month-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The fund also will disclose on the fund's website no earlier than 15 days after the end of each month the fund's largest ten holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI; and (ii) on the fund's website.



THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUND



THE INVESTMENT MANAGER



Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to the fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $377.6 billion in assets as of December 31, 2006. At the same time, HIFSCO had over $41.9 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.



The fund relies on an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.



LITIGATION AND REGULATORY ACTIONS






Five putative multi-state class actions were filed in October 2004 and consolidated into one case, In re Hartford Mutual Funds Fee Litigation, pending before the United States District Court for the District of Connecticut, in which the plaintiffs made a wide range of allegations against The Hartford and other defendants relating, among other things, to fees charged to investors in certain of The Hartford Retail Mutual Funds. Following a motion by the defendants to dismiss the case, but before the court had yet ruled on the motion, the plaintiffs sought the court's permission to file a second amended complaint. In February 2007, the court granted the plaintiffs leave to amend. In the second amended complaint, the plaintiffs allege, among other things, that investors in the Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford MidCap Fund, and Hartford Stock Fund were charged excessive fees during the period from February 27, 2003 through February 27, 2004. The defendants, which include The Hartford Financial Services Group, Inc., Hartford Investment Financial Services, LLC, Wellington Management Company, LLC, Hartford Investment Management Company, Hartford Securities Distribution Company, Inc., and PLANCO Financial Services Inc., intend to move to dismiss the second amended complaint. This litigation is not expected to result in a material adverse effect on the funds.






THE INVESTMENT SUB-ADVISER






Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.






SOFT DOLLAR PRACTICES

The sub-adviser is responsible for the day-to-day portfolio management activities of the fund, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the fund. The sub-adviser may cause the fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receive these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the fund), although not all of these products and services are necessarily useful and of value in managing the fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.






MANAGEMENT FEES



The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:


STRATEGIC INCOME FUND(1)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.550%
Next $500 million             0.500%
Next $4 billion               0.475%
Next $5 billion               0.455%
Amount Over $10 billion       0.445%


(1) HIFSCO has voluntarily agreed to waive 100% of the management fee for the fund's first year of operation.



Because the fund did not commence operations until May 31, 2007, information is not available regarding fees paid by the fund to HIFSCO.



A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the fund will be available in the fund's report to shareholders.



PORTFOLIO MANAGERS OF THE FUND






The following persons or teams have had primary responsibility for the day-to-day management of the fund's portfolio since the date stated below. The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.


STRATEGIC INCOME FUND. The fund is managed by a team of portfolio managers including Michael Bacevich, Michael Gray, Mark Niland, Peter Perrotti, Nasri Toutoungi and Edward Vaimberg.

Michael Bacevich, Managing Director and Senior Portfolio Manager of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bacevich joined Hartford Investment Management as head of its Bank Loan Sector in 2004. Previously Mr. Bacevich was the head of the Bank Loan Unit at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Michael Gray, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.

Mark Niland, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

Peter Perrotti, CFA, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Perrotti joined Hartford Investment Management in 1990 and has served in various capacities including head of the Government and Residential Securities Sector, analytical support, CMO trading, derivatives trading and portfolio management since that time. Prior to joining Hartford Investment Management, he was employed by The Travelers, where he served as an Actuarial Associate.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a managing director of Blackrock, Inc. from 1998 to January 2002 and a director and partner of Rogge Global Partners from 1997 to 1998.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a managing director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.


THE HARTFORD MUTUAL FUNDS

ABOUT YOUR ACCOUNT



CLASS Y SHARE INVESTOR REQUIREMENTS



Except as described below, Class Y shares offered through this prospectus are available to the following investors. Individual investors must invest at least $10 million in Class Y shares of a fund. The following types of institutional investors must invest at least $1 million in Class Y shares of the fund: (1) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (2) banks and insurance companies or other large institutional investors; (3) investment companies; (4) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates; (5) non-profit organizations, charitable trusts, foundations and endowments; and (6) trust companies with assets held in a fiduciary, advisory, custodial or similar capacity over which the trust company has full or shared investment discretion. Retirement and/or employee benefit plans purchasing shares through (i) a record-keeper or a trust company that performs participant level record-keeping or other administrative services on behalf of such plans or
(ii) a trading platform, may purchase Class Y shares of the fund provided that such record-keeper or trust company and, if applicable, the trading platform, has entered into an agreement for such purposes with the distributor and/or its affiliates. Retirement and/or employee benefit plans purchasing Class Y shares through such a record-keeper, trust company or trading platform are not subject to a minimum investment amount.



Class Y shares are also offered through Hartford's Retirement Plans Prospectus, which offers Class R3, Class R4, Class R5 and Class Y shares of certain other series of The Hartford Mutual Funds, Inc. Retirement Plans Prospectus is available to employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; and employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates. However, employee benefit plans and/or retirement plans purchasing shares through (i) a record-keeper or a trust company that performs participant level record-keeping or other administrative services on behalf of such plans or (ii) a trading platform may purchase Class Y shares of the fund provided that such record-keeper or trust company and, if applicable, the trading platform, has entered into an agreement for such purposes with the distributor and/or its affiliates. If you are a retirement plan administrator or fiduciary, or meet the definition of these other institutional investors, you should consult Hartford's Retirement Plans Prospectus. Hartford, in its sole discretion, may accept purchases of Class Y shares from other purchasers not listed above.



ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees that are described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the fund's shares ("Additional Payments") based on a number of factors that are described below and in the fund's SAI.



These Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, and may, but are normally not expected to, exceed, in the aggregate, 0.44% of the average net assets of the fund attributable to a particular Financial Intermediary.



Such Additional Payments are generally made for the placement of the fund on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the fund within a group of mutual funds that receive special marketing focus. Certain additional compensation arrangements are discussed below.



Apart from the Additional Payments, additional compensation arrangements may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the fund and payments for providing extra employee training and information relating to the fund and (2) "marketing support" fees for providing assistance in promoting the sale of the fund's shares ("Other Compensation"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Other Amounts to various noncash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that the fund will receive from such sale. Incurred payments of Other Compensation did not exceed $1.1 million per Financial Intermediary for the calendar year ended December 31, 2006.



Additional Payments, including Other Compensation, may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Hartford Fund over another Hartford Fund. Additional Payments to Financial Intermediaries in connection with the sale and distribution of the fund's shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the fund's shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.



For the calendar year ended December 31, 2006, HIFSCO or its affiliates incurred approximately $32.6 million in total Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons) to Financial Intermediaries, of which approximately $13.7 million was incurred with respect to Edward D. Jones & Co., L.P. For the calendar year ended December 31, 2006, total travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons did not in the aggregate exceed approximately $3.6 million.



As of January 1, 2007, HIFSCO has entered into arrangements to make Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons), to: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Allen & Company of FL, Inc., American General Securities, Inc., American Independent Securities Group, LLC, AmSouth Investment Services, Anchor Investment Services, Inc., Associated Investment Services, Inc., Associated Securities Corporation, Banc of America Investment Services, Inc., BancorpSouth Services, Banc West Investment Services, B.C. Ziegler & Company, BNY Investment Center, Inc., BOSC, Inc., Brookstreet Securities Corp., Cadaret Grant & Co., Inc., Cambridge Investment Research, Cantella & Company, Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Dominion Investor Services, Duerr Financial Corp, Eagle One Investments, Edward D. Jones & Co., Empire Securities Corp, Equity Securities Corp, Equity Services, Inc., Essex National Securities, Inc., Ferris Baker Watts, Inc., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Financial Planning Consultants, Inc., Fintegra, LLC, First Allied Securities, Inc., First Citizens Investor Services, Inc., First Heartland Capital Inc., First Tennessee Brokerage, Inc., Fiserv Brokerage Services, Inc., Frost Brokerage Services, Inc., Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Great American Advisors, Inc., H. Beck, Inc., H&R Block, Harbour Investments, Harvest Capital, LLC, HBW Securities, LLC, Hefren-Tillotson Inc., Hilliard Lyons, HSBC Brokerage USA, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Independent Financial Group, LLC, Investment Professionals, Inc., Investors Capital Corp., Investors Security Company, Inc., Janney Montgomery Scott, J.J.B. Hilliard, Jefferson Pilot Securities Corp, KMS Financial Services, Inc., KNBT Securities Inc., Kovack Securities, Inc., LaSalle Financial Services, LaSalle Street Securities, LLC, Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Mid Atlantic Capital Corp, Money Concepts Capital Corp, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Advisors Trust, National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), New England Securities, Newbridge Securities, NEXT Financial Group, Inc., North Ridge Securities Corp, Oppenheimer & Co, Inc., Pacific West Securities, Inc., Prime Capital Services, Inc., ProEquities, Inc., Prospera Financial Securities, Inc., QA3 Financial Corp., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Scott & Stringfellow Inc., Securian, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corp, Sorrento Pacific Financial, Spectrum Capital, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, SunAmerica Securities, Inc., Suntrust Investment Services, TD Waterhouse, Inc., The Huntington Investment Company, TFS Securities, Inc., Transamerica Financial Advisors Inc., Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services LLC, United Heritage Financial Services, U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Vision Investment Services, Inc, Vorpahl Wing Securities, Wachovia Securities, LLC, Wall Street Financial Group, Webster Investment Services, Inc, Wells Fargo Investments, WM Financial Services, Inc., Workman Securities Corp, WRP Investments, Inc., XCU Capital Corp., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford). HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments and Other Compensation. In addition to the above payments, HIFSCO and its affiliates, out of their own assets, may pay compensation for subaccounting, administrative and/or shareholder processing services as described below.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES. In addition to payments made in connection with the sale and distribution of the fund's shares (described above) and administration and Rule 12b-1 fees paid by the fund, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. Servicing Compensation is generally based on average net assets of the fund attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one Hartford Fund over another Hartford Fund.



The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, HIFSCO incurred approximately $250 thousand in total Servicing Compensation to Servicing Intermediaries and an incurred payment of such Servicing Compensation did not exceed $210,000 for any Servicing Intermediary.



As of January 1, 2007, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company, American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; BenefitStreet, Inc.; Diversified Investment Advisors, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Gold Trust Company GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; Reliance Trust Company; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc, and Upromise Investments, Inc. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.



Servicing Compensation is also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the fund. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, such Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account. As of January 1, 2007, such Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; SunGard InstitutionalBrokerage Inc.; Expert Plan, Inc.; Fiserv Trust Company; Gail Weiss & Associates, Inc.; Gem Group L.P.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Ceridian Retirement Plan Services, Inc.; Northeast Retirement Services, Inc.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Swerdlin & Company; and Stanton Trust Company N.A. Other Servicing Intermediaries may be paid by HASCO in the future.



OPENING AN ACCOUNT



IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If the fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.



Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.



1    Read this prospectus carefully.



2 Determine how much you want to invest. The minimum initial investment for each fund is $1 million ($10 million if you do not qualify as one of the types of institutional investors listed above), although this minimum may be waived at the discretion of the fund's officers or may not apply under certain circumstances (see page 15, "Class Y Share Investor Requirements" for further information).



3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.



-    Make your initial investment selection.



         ADDRESS:                            PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS              1-888-THE-STAG (843-7824)
      P.O. BOX 64387
 ST. PAUL, MN 55164-0387    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                             ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.



THE HARTFORD MUTUAL FUNDS

BUYING SHARES



                                 OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
                                 ------------------                                   --------------------
BY CHECK      -    Make out a check for the investment amount,          -    Make out a check for the investment
                   payable to "The Hartford Mutual Funds."                   amount, payable to "The Hartford Mutual
                                                                             Funds."

[CHECK        -    Deliver the check and your completed application     -    Fill out the detachable investment slip
GRAPHIC]           to your financial representative, plan                    from an  account statement. If no slip is
                   administrator or mail to the address listed below.        available, include a note specifying the
                                                                             fund name, your share class, your account
                                                                             number and the name(s) in which the
                                                                             account is registered.

                                                                        -    Deliver the check and your investment slip
                                                                             or note to your financial representative,
                                                                             plan administrator or mail to the address
                                                                             listed below.

BY EXCHANGE   -    Call your financial representative, plan             -    Call your financial representative, plan
[ARROW             administrator or the transfer agent at the number         administrator or the transfer agent at the
GRAPHIC]           below to request an exchange.                             number below to request an exchange.

BY WIRE       -    Deliver your completed application to your           -    Instruct your bank to wire the amount of
                   financial representative, or mail it to the               your investment to:
                   address below.

              -    Obtain your account number by calling your                   U.S. Bank National Association
                   financial representative or the phone number                 ABA #091000022, credit account no.
                   below.                                                       1-702-2514-1341
                                                                                The Hartford Mutual Funds Purchase
              -    Instruct your bank to wire the amount of your                Account
                   investment to:                                               For further credit to: (your name)
                                                                                Hartford Mutual Funds Account
                      U.S. Bank National Association                            Number:
                                                                                (your account number)

[WIRE         9633 Lyndale Ave S.                                       Specify the fund name, your share class, your
GRAPHIC]              Bloomington MN 55420-4270                         account number and the name(s) in which the
                      ABA #091000022, credit account no.                account is registered. Your bank may charge a
                      1-702-2514-1341                                   fee to wire funds.

                      The Hartford Mutual Funds Purchase Account For further credit to: (your name)
                      Hartford Mutual Funds Account Number: (your account number)

              Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY PHONE

[PHONE        -    See "By Wire" and "By Exchange"                      -    Verify that your bank or credit union is a
GRAPHIC]                                                                     member of the Automated Clearing House
                                                                             (ACH) system.

                                                                        -    Complete the 'Telephone Exchanges and
                                                                             Telephone Redemption' and 'Bank Account or
                                                                             Credit Union Information' sections on your
                                                                             account application.

                                                                        -    Call the transfer agent at the number
                                                                             below to verify that these features are in
                                                                             place on your account.

                                                                        -    Tell the transfer agent representative the
                                                                             fund name, your share class, your account
                                                                             number, the name(s) in which the account
                                                                             is registered and the amount of your
                                                                             investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services" on page 27.



         ADDRESS:                                PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
      P.O. BOX 64387
 ST. PAUL, MN 55164-0387        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.



THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING



BY LETTER

[LETTER GRAPHIC]              -    Write a letter of instruction or complete a
                                   power of attorney indicating the fund name,
                                   your share class, your account number, the
                                   name(s) in which the account is registered
                                   and the dollar value or number of shares you
                                   wish to sell.

                              - Include all signatures and any additional documents that may be required (see "Selling
                                   Shares in Writing").

                              -    Mail the materials to the address below.

                              - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption proceeds.

BY PHONE

[PHONE GRAPHIC]               -    Restricted to sales of up to $50,000 in any
                                   7-day period.

                              - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                                   (between 7 A.M. and 6 P.M. Central Time)
                                   Monday through Thursday and between 9:15 A.M.
                                   and 6 P.M. Eastern Time (between 8:15 A.M.
                                   and 5 P.M. Central Time) on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.

                              - For automated service 24 hours a day using your touch-tone phone, call the number shown below.

BY WIRE OR ELECTRONIC FUNDS
TRANSFER (EFT)

[WIRE GRAPHIC]                -    Fill out the "Telephone Exchanges and
                                   Telephone Redemption" and "Bank Account or
                                   Credit Union Information" sections of your
                                   new account application.

                              - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

                              - Amounts of $500 or more will be wired on the next business day. Your bank may charge a fee for this service.

                              - Amounts of less than $500 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service. Wire transfers are available upon request.

                              - Phone requests are limited to amounts up to $50,000 in a 7-day period.

BY EXCHANGE

[ARROW GRAPHIC]               -    Obtain a current prospectus for the fund into
                                   which you are exchanging by calling your
                                   financial representative or the transfer
                                   agent at the number below.

                              - Call your financial representative or the transfer agent to request an exchange.

BY LETTER



In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:



[LETTER GRAPHIC]              -    your address of record has changed within the
                                   past 30 days

                              - you are selling more than $50,000 worth of shares

                              - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)



Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.



         ADDRESS:                              PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS                1-888-THE-STAG (843-7824)
      P.O. BOX 64387
 ST. PAUL, MN 55164-0387      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                               ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.



THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES



VALUATION OF SHARES



The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.



The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund's shares is determined only on business days of the fund, the value of the portfolio securities of the fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



Debt securities (other than short-term obligations and floating rate loans) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the fund's Board of Directors. Generally, the fund may use fair valuation in regards to debt securities when the fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.



BUY AND SELL PRICES



When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.



EXECUTION OF REQUESTS



The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.



At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.



Although the fund does not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the fund's shares. This transaction fee is separate from any sales charge that the fund may apply.



In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.



REQUESTS IN "GOOD ORDER"



All purchase and redemption requests must be received by the fund in "good order". This means that your request must include:



-    Name, date of birth, residential address, and social security number.



-    The fund name, share class and account number.



-    The amount of the transaction (in dollars or shares).



- Signatures of all owners exactly as registered on the account (for mail requests).



-    Medallion signature guarantees (if required).



-    Any supporting legal documentation that may be required.



TELEPHONE TRANSACTIONS



For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.



EXCHANGES



You may exchange shares of the fund for shares of the same class of any other Hartford Fund. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.



FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



The fund is intended to be long-term investment vehicles and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of the fund by the fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.



If you intend to trade frequently or use market timing investment strategies, you should not purchase the fund.



The Board of Directors of the fund have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the fund may consider an investor's trading history in any of the Hartford Funds, including the person's trading history in any accounts under a person's common ownership or control.



Effective July 1, 2007, it is the policy of the fund to permit only two "substantive round trips" by an investor within any single Hartford Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford Fund and a redemption of or an exchange out of the same Hartford Fund in a dollar amount that the Hartford Fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the Hartford Fund. When an additional transaction request for the Hartford Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the fund's transfer agent may terminate the registered representative's exchange and purchase privileges in the fund. Automatic programs offered by the fund such as dollar cost averaging and dividend diversification are exempt from the policy described above.



During calendar year 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the fund will be able to apply its frequent trading policies to omnibus accounts.



The fund's policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund. Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the fund is substantially limited in its ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the fund will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the fund's transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the fund's policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the fund's ability to identify and deter frequent purchases and redemptions of the fund's shares through omnibus accounts is limited, and the fund's success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.



The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the fund's fair value procedures, please refer to "Valuation of Shares."



CERTIFICATED SHARES



Shares are electronically recorded and therefore share certificates are not issued.



SALES IN ADVANCE OF PURCHASE PAYMENTS



When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.



SPECIAL REDEMPTIONS



Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.



PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a starter or third party check.



If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.



Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.



DIVIDENDS AND ACCOUNT POLICIES



ACCOUNT STATEMENTS In general, you will receive account statements as follows:



- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances



-    after any changes of name or address of the registered owner(s)



- in all other circumstances, every quarter during which there is activity in your account, and at least annually



Every year you should also receive, if applicable, a Form 1099 tax information statement.



If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.



DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income of the fund are declared and paid monthly. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.



If you elect to receive monthly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.



The fund seeks to maintain a target rate of distribution for each month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.



TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.



The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.






TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.






The fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.






INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the fund's gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.






Distributions from the fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the fund.






ADDITIONAL INVESTOR SERVICES






ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network.



If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

FINANCIAL HIGHLIGHTS


No financial highlights are provided for the Fund as the Fund did not commence investment operations until May 31, 2007.





FUND CODE, CUSIP NUMBER AND SYMBOL



NAME                                 CLASS SHARES   FUND CODE   CUSIP NUMBER   SYMBOL
----                                 ------------   ---------   ------------   ------
The Hartford Strategic Income Fund         Y          1590       41664L583      HSNYX

THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION



Two documents are available that offer further information on The Hartford Mutual Funds:



ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS



Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.



STATEMENT OF ADDITIONAL INFORMATION (SAI)



The SAI contains more detailed information on the fund.



A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.



The fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the fund's website at www.hartfordinvestor.com.



To request a free copy of the current annual/semi-annual report for the fund and/or the SAI or for shareholder inquiries or other information about the fund, please contact the fund at:



BY MAIL:
The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387






(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400



BY PHONE:
1-888-843-7824






                                ON THE INTERNET:
                            www.hartfordinvestor.com






Or you may view or obtain these documents from the SEC:

IN PERSON:



at the SEC's Public Reference Room in Washington, DC






Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.






BY MAIL:






Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102












Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:






Internet: (on the EDGAR Database on the SEC's internet site) www.sec.gov E-Mail: publicinfo@sec.gov






Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.



SEC FILE NUMBER:



The Hartford Mutual Funds, Inc. 811-07589

--------------------------------------------------------------------------------

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

The Amended and Restated Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940, File Nos. 333-02381/811-07589, filed on May 30, 2007, Accession No. 0000950135-07-003436, is incorporated by reference.

--------------------------------------------------------------------------------

                                   SUPPLEMENT
                           DATE AUGUST 31, 2007 TO THE
  AMENDED AND RESTATED COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
       FOR HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.
                               DATED MAY 31, 2007

This supplement amends the SAI dated May 30, 2007, in order to add Class Y shares to The Hartford Strategic Income Fund (the "Fund"), an existing series of The Hartford Mutual Funds, Inc. Accordingly, the following is incorporated into the SAI as appropriate:

1. Under the paragraph entitled "Date of Prospectuses," the following is added:

     August 31, 2007 (for Class Y shares of Strategic Income Fund).

2. Under the section entitled "General Information," in the second paragraph, the second and third sentences are replaced as follows:

     With the exception of the Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund (together, the "Asset Allocation Funds"), Checks and Balances Fund, and High Yield Municipal Bond Fund, each series of The Hartford Mutual Funds, Inc. (the "Hartford Funds") issues shares in four different classes: Class A, Class B, Class C and Class Y. Checks and Balances Fund, and High Yield Municipal Bond Fund do not currently offer Class Y shares.

3. Under the section entitled "Fund Management," the information concerning management ownership, principal holders and control persons is replaced as follows:

     As of July 31, 2007, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund. As of that date, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
ADVISERS FUND
Edward D. Jones & Co.                       53.83%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 18.20%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                            7.21%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                    9.66%
Attn: Peter Booth
New York, NY
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
West Virginia Savings Plan Trustee                                                                                   92.92%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN

BALANCED ALLOCATION FUND
Edward D. Jones & Co.                       34.45%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company              8.75%
Separate Accounts 401k Business
Hartford CT
Edward D. Jones & Co.                                 11.90%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                   9.09%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
NFS LLC FEBO                                                              25.36%
Laura R Sanchez

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Miami FL
NFS LLC FEBO                                                              25.29%
FBO Nils G Johansson
Marietta GA
Pershing LLC                                                              10.54%
Jersey City NJ
NFS LLC FEBO                                                              10.23%
Antonio E Friguls
Maria A Friguls
Coral Gables FL
Pershing LLC                                                              10.04%
Jersey City NJ
Pershing LLC                                                               5.40%
Jersey City NJ
Pershing LLC                                                               5.31%
Jersey City NJ
MG Trust Co Cust FBO                                                                 89.87%
Robbins Tesar Inc 401K PLA
Denver CO
Hartford Life Insurance Company                                                      10.13%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT

BALANCED INCOME FUND
Edward D. Jones & Co.                       57.47%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company             31.50%
Attn: Mark Strogoff
Hartford CT
Edward D. Jones & Co.                                 59.94%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company                       16.25%
Attn: Mark Strogoff
Hartford CT
Edward D. Jones & Co.                                           27.39%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company                                 10.37%
Attn: Mark Strogoff

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Hartford CT
Alphones G Strelbicki &                                          5.19%
Rose M Strelbicki
FBO Alphonse & Rose Strelbicki
Rev Trust
Burlington WI
Hartford Life Insurance Company                                                                                     100.00%
Attn: Mark Strogoff
Hartford CT

CAPITAL APPRECIATION FUND
Edward D. Jones & Co.                       27.58%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of               7.51%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Edward D. Jones & Co.                                 15.51%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                          6.14%
Attn: Peter Booth
New York, NY
Citigroup Global Markets Inc.                                   14.95%
Attn: Peter Booth
New York, NY
MLPF&S For the Sole Benefit of                                  14.37%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Charles J Walker Defined Benefit                                                     69.89%
Pension Acct of Charles J Walker
Bakersfield CA
Hartford Life Insurance Company                                                      30.11%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                 97.60%
Separate Accounts 401K Business
Hartford CT
Hartford Life Insurance Company                                                                          100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                       23.66%
FBO The Hartford Growth Allocation
ATTN: Marilyn Orr
Woodbury, MN

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
West Virginia Savings Plan Trustee                                                                                   22.69%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       19.76%
FBO The Hartford Balanced Alloc
ATTN: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                        7.72%
FBO The Hartford Aggressive Growth
ATTN: Marilyn Orr
Woodbury, MN
NFSC FEBO                                                                                                             6.94%
FIIOC Agent FBO
Qualified Employee
Covington KY

CAPITAL APPRECIATION II FUND
Edward D. Jones & Co.                       22.32%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of               5.53%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Edward D. Jones & Co.                                 12.22%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                  11.60%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets, Inc                                    9.11%
Attn: Peter Booth
New York, NY
MG Trust Co Cust FBO                                                                 39.00%
Grand Island Chiropractic Center
Denver CO
Pershing LLC                                                                         19.04%
Jersey City NJ
Commerce Trust Co Ttee Lesauer                                                       12.25%
& Affiliates Retplan
Kansas City MO
MG Trust Co Cust FBO                                                                  8.13%
Jackson & AssocWarehouse Operation
Denver Co
MG Trust Co Cust FBO                                                                  7.43%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Chippewa Valley Warehouse Operation
Denver Co
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
H L Investment Advisors                                                                                             100.00%
ATTN: Marilyn Orr
Woodbury, MN

CHECKS AND BALANCES FUND
Edward D. Jones & Co.                       39.31%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 16.53%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO

CONSERVATIVE ALLOCATION FUND
Edward D. Jones & Co.                       30.08%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company             12.06%
Separate Accounts 401K Business
Hartford CT
Edward D. Jones & Co.                                  9.72%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                   7.99%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
NFS LLC FEBO                                                              86.93%
David Rouen TTEE
Tsaile Inc PSP
Carolina Bch NC
Pershing LLC                                                               6.89%
Jersey City NJ
Hartford Life Insurance Company                                                      57.76%
Attn: Mark Strogoff
Hartford CT
MG Trust Co Cust FBO                                                                 42.24%
Robbins Tesar Inc 401K PLA
Denver Co

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                          100.00%
Attn: Mark Strogoff
Hartford CT

DISCIPLINED EQUITY FUND
Edward D. Jones & Co.                       61.34%
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 30.10%
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                           11.05%
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                    7.82%
Attn: Peter Booth
New York, NY
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                          100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                       39.47%
FBO The Hartford Balanced Alloc
ATTN: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       27.35%
FBO The Hartford Growth Allocation
ATTN: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       20.56%
FBO The Hartford Aggressive Growth
ATTN: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       10.36%
FBO The Hartford Conservative Alloc
ATTN: Marilyn Orr

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Woodbury, MN

DIVIDEND AND GROWTH FUND
Edward D. Jones & Co.                       69.39%
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 33.41%
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                            8.49%
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                    6.74%
Attn: Peter Booth
New York, NY
NFS LLC FEBO                                                              10.37%
Richard D Bortnick
Crown Acct
Portland OR
Pershing LLC                                                               8.11%
Jersey City NJ
RBC Dain Rauscher Cust                                                     7.24%
David J Blomberg
Duluth MN
Hartford Life Insurance Company                                                      55.15%
Attn: Mark Strogoff
Hartford CT
MG Trust Co Cust FBO                                                                 44.71%
Waupaca Motor Sales Inc
Denver CO
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
West Virginia Savings Plan Trustee                                                                                   82.53%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       14.74%
FBO The Hartford Checks & Balances Fnd
ATTN: Marilyn Orr

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Woodbury, MN

EQUITY GROWTH ALLOCATION FUND
Hartford Life Insurance Company             16.11%
Separate Accounts 401k business
Hartford CT
Edward D Jones & Co                         15.32%
Attn Mutual Fund Shareholder Accounting
Maryland Hts MO
Edward D Jones & Co                                    5.71%
Attn Mutual Fund Shareholder Accounting
Maryland Hts MO
MLPF&S For the sole benefit of                                  10.33%
Its customers
Jacksonville FL
Pershing LLC                                                              70.80%
Jersey City NJ
Hartford Life Insurance Co                                                19.20%
Attn: Mark Strogoff
Hartford CT
Pershing LLC                                                               8.74%
Jersey City NJ
MG Trust Co Cust FBO                                                                 98.94%
Robbins Tesar Inc 401K PLA
Denver CO
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                          100.00%
Attn: Mark Strogoff
Hartford CT

EQUITY INCOME FUND
Edward D. Jones & Co.                       79.32%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 52.48%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                            7.78%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Pershing LLC                                                              13.99%
Jersey City NJ
Pershing LLC                                                               7.16%
Jersey City NJ
LPL Financial Services                                                     6.32%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
San Diego CA
LPL Financial Services                                                     5.76%
San Diego CA
LPL Financial Services                                                     5.59%
San Diego CA
Pershing LLC                                                               5.52%
Jersey City NJ
Pershing LLC                                                               5.40%
Jersey City NJ
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                          100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Comm                                                                                       44.67%
EST Hartford Balanced Allocation
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       32.15%
EST The Hartford Growth Allocation
ATTN: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Comm                                                                                       11.93%
EST Hartford Conservative
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                        9.36%
EST Hartford Aggressive
ATTN: Marilyn Orr
Woodbury, MN

FLOATING RATE FUND
MLPF&S For the Sole Benefit of              17.73%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                9.02%
Attn: Peter Booth
New York, NY
Prudential Investment Management             5.93%
Service FBO: Mutual Fund Clients
Attn: Pruchoice Unit
Iselin NY

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
MLPF&S For the Sole Benefit of                        15.90%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
MLPF&S For the Sole Benefit of                                  16.74%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                                   14.36%
Attn: Peter Booth
New York, NY
MG Trust Co Cust FBO                                                                 51.16%
Abington Family Dentistry PC
Denver CO
MG Trust Co Cust FBO                                                                 19.20%
Dana Dental Associates
Denver CO
MG Trust Co Cust FBO                                                                 14.51%
Sunset Boulevard Animal Clinic Ltd
Denver CO
Hartford Life Insurance Company                                                       6.66%
Attn: Mark Strogoff
Hartford CT
MG Trust Co Cust FBO                                                                  5.85%
Ellipse LLC
Denver CO
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Pershing LLC                                                                                               45.87%
Jersey City NJ
Pershing LLC                                                                                               26.98%
Jersey City NJ
Pershing LLC                                                                                               13.49%
Jersey City NJ
Pershing LLC                                                                                                8.09%
Jersey City NJ
Hartford Life Insurance Company                                                                             5.57%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Comm                                                                                       65.66%
EST Hartford Balanced Allocation
Attn: Marilyn Orr
Woodbury, MN
SEI Private Trust Co                                                                                                 14.16%
FBO Rockland Trust
Oaks PA

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
State Street Bank & Trust Comm                                                                                       14.09%
EST Hartford Conservative
Attn: Marilyn Orr
Woodbury, MN

FUNDAMENTAL GROWTH FUND
Edward D Jones & Co.                        33.28%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D Jones & Co.                                  14.60%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Wellington Trust Co                                                                                                 100.00%
FBO Wellington Ret & Pension Plan
Boston MA

GLOBAL COMMUNICATIONS FUND
Edward D. Jones & Co.                       15.77%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of              11.27%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
MLPF&S For the Sole Benefit of                        23.88%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Edward D. Jones & Co.                                  7.95%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                  38.43%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Wellington Trust Co                                                                                                 100.00%
FBO Wellington Ret & Pension Plan
Wellington
Boston MA

GLOBAL FINANCIAL SERVICES FUND
H L Investment Advisors                     37.39%
ATTN: Marilyn Orr
Woodbury, MN
Edward D. Jones & Co.                       24.61%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Edward D. Jones & Co.                                 11.89%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
UBS Financial Services Inc FBO                                   8.08%
Carl Voce & Constantina Voce
TTEEs FBO Their Successor
Voce Fam TR
Palos Verdes Est CA
Wellington Trust Co                                                                                                 100.00%
FBO Wellington Ret & Pension Plan
Wellington
Boston MA

GLOBAL GROWTH FUND
Edward D. Jones & Co.                       50.03%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 22.07%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                    9.01%
Attn: Peter Booth
New York, NY
Edward D. Jones & Co.                                            7.91%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
West Virginia Savings Plan Trustee                                                                                   41.82%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       24.95%
FBO The Hartford Growth Allocation
ATTN: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       18.97%
FBO The Hartford Balanced Alloc
ATTN Marilyn Orr
Woodbury, MN

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
State Street Bank & Trust Cust                                                                                        9.57%
FBO The Hartford Aggressive Growth
ATTN: Marilyn Orr
Woodbury, MN

GLOBAL HEALTH FUND
Edward D. Jones & Co.                       24.09%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 16.82%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                  13.58%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                                    8.49%
Attn: Peter Booth
New York, NY
William H Gates III and                                                                                              98.99%
Melinda French Gates Co Trustees
Bill & Melinda Gates Foundation
Kirkland, WA

GLOBAL TECHNOLOGY FUND
Edward D. Jones & Co.                       27.77%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Co.                  5.28%
Separate Accounts 401K Business
Hartford CT
Edward D. Jones & Co.                                  9.00%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                   15.60%
Attn: Peter Booth
New York, NY
Wellington Trust Co                                                                                                  100.00%
FBO Wellington Ret & Pension Plan
Wellington
Boston MA

GROWTH FUND
Edward D. Jones & Co.                       21.50%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                7.70%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Attn: Peter Booth
New York, NY
Edward D. Jones & Co.                                 15.19%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                  11.32%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                                    7.80%
Attn: Peter Booth
New York, NY
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                 91.53%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                  8.47%
Separate Accounts 401K Business
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
NFSC FEBO                                                                                                            69.88%
FIIOC Agent FBO
Qualified Employee
Covington KY
John M. Petersen                                                                                                     11.93%
Naples, FL
Wachovia Bank FBO                                                                                                     9.80%
Various Retirement Plans
Charlotte, NC
Charles Schwab & Co Inc                                                                                               8.39%
Special Custody Account
FBO Customers
ATTN: Mutual Funds
San Francisco, CA

GROWTH ALLOCATION FUND
Edward D. Jones & Co.                       23.98%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company              7.73%
Separate Accounts 401K Business
Hartford CT
Edward D. Jones & Co.                                  7.98%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                   9.99%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets, Inc.                                   5.74%
Attn: Peter Booth
New York NY
NFS LLC FEBO                                                              29.80%
Norman W Hinton
Carmen Hinton
Miami FL
NFS LLC FEBO                                                              28.44%
FBO Julio D Torres
Coral Gables FL
NFS LLC FEBO                                                              15.58%
Antonio E Friguls
Maria A Friguls
Coral Gables FL
Pershing LLC                                                               8.12%
Jersey City NJ
LPL Financial Services                                                     5.01%
San Diego CA
MG Trust Co Cust FBO                                                                 75.12%
Robbins Tesar Inc 401K PLA
Denver CO
Hartford Life Insurance Company                                                      24.88%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT

GROWTH OPPORTUNITIES
MLPF&S For the Sole Benefit of              44.55%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Edward D. Jones & Co.                        9.70%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Prudential Investment Management             5.08%
Service FBO: Mutual Fund Clients

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Newark NJ
Edward D. Jones & Co.                                  7.64%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                  26.03%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                                   11.58%
Attn: Peter Booth
New York, NY
Pension Inc FBO                                                                      33.46%
Executive Mortgage 401k PSP & Tr
Green Bay WI
Sterling Trust Co, Custodian FBO                                                     31.66%
Jacobs & Assoc
Waco TX
Charles J Wlaker Defined Benefit                                                     21.29%
Pension Acct of Charles J Walker
Bakersfield CA
Hartford Life Insurance Company                                                       7.72%
Attn: Mark Strogoff
Hartford CT
Sterling Trust Co, Custodian FBO                                                      5.86%
Jacobs & Assoc
Waco TX
Hartford Life Insurance Company                                                                 95.88%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                       28.86%
FBO The Hartford Growth Allocation
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       15.63%
The Hartford Aggressive Growth
Attn: Marilyn Orr
Woodbury, MN
Trusty Partnership                                                                                                   10.96%
C/O American Trust & Savings Bank
FBO Retirement Planning
Dubuque IA

HIGH YIELD
Edward D. Jones & Co.                       45.92%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 22.32%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                            7.78%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company                                           99.93%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                       83.86%
FBO The Hartford Income Alloc
ATTN Marilyn Orr
Woodbury, MN
West Virginia Savings Plan Trustee                                                                                   16.14%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN

HIGH YIELD MUNICIPAL BOND
Hartford Life Insurance Company             44.17%
Attn: Mark Strogoff
Hartford CT
Pershing LLC                                 5.31%
Jersey City NJ
Hartford Life Insurance Company                       36.08%
Attn: Mark Strogoff
Hartford CT
NFS LLC FEBO                                           8.58%
William E King
Janet L King
Greenwood Vlg Co
Raymond James & Assoc                                  6.06%
FBO Volkers Tr
St Petersburg RL
Raymond James & Assoc                                  6.03%
FBO Rash EA  Tr

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
St Petersburg RL
Raymond James & Assoc                                  5.99%
FBO McGovernS Tr
St Petersburg RL
Raymond James & Assoc                                  5.99%
FBO Harms HW&EL
St Petersburg RL
Hartford Life Insurance Company                                  8.54%
Attn: Mark Strogoff
Hartford CT
First Clearing LLC                                               8.41%
WBNA Collateral Acct FBO
Tampa FL
Hartford Life Insurance Company                                           17.70%
Attn: Mark Strogoff
Hartford CT
NFS LLC FEBO                                                              13.41%
Robert E Stintzi II Ttee
Roert Evan Stintzi II Rev Tr
N Fort Myers FL
Raymond James & Assoc Inc                                                 11.91%
FBO Large James
St. Petersburg FL
LPL Financial Services                                                    11.85%
San Diego CA
Pershing LLC                                                               9.99%
Jersey City NJ
NFS LLC FEBO                                                               5.93%
Mike C Bozzelli
Annandale VA

INCOME FUND
Edward D. Jones & Co.                       40.69%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Kansas Post Secondary Education              7.16%
Savings Plan - 468 Agg
Kansas City MO
Kansas Post Secondary Education              6.22%
Savings Plan - 468 Moderate
Kansas City MO
Kansas Post Secondary Education              5.35%
Savings Plan - 472 Con
Kansas City MO
Edward D. Jones & Co.                                 25.71%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
MLPF&S For the Sole Benefit of                                  17.92%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
State Street Bank & Trust Cust                                                                                       76.40%
FBO The Hartford Balanced Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       15.87%
FBO The Hartford Conservative Alloc
ATTN Marilyn Orr
Woodbury, MN

INCOME ALLOCATION FUND
Edward D. Jones & Co.                       53.49%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company             11.42%
Separate Accounts 401K Business
Hartford CT
Edward D. Jones & Co.                                 25.60%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                           10.24%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For The Sole Benefit Of                                   6.65%
Its Customers
Attn Fund Administration
Jacksonville FL
LPL Financial Services                                                     7.68%
San Diego CA
NFS LLC FEBO                                                               6.53%
Elmore Family II LLC
McLean VA
NFS LLC FEBO                                                               6.53%
Elmore Family III LLC
McLean VA
NFS LLC FEBO                                                               5.05%
Lois A Topping
McLean VA
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT

INFLATION PLUS FUND
Edward D. Jones & Co.                        8.04%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                5.07%
Attn: Peter Booth
New York, NY
Citigroup Global Markets Inc.                         10.62%
Attn: Peter Booth
New York, NY
MLPF&S For the Sole Benefit of                         7.27%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
MLPF&S For the Sole Benefit of                                  13.19%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                                    7.26%
Attn: Peter Booth
New York, NY
Raymond James & Assoc Inc                                                  5.76%
FBO Hefler IRA
St Petersburg FL
Raymond James & Assoc Inc                                                  5.40%
FBO Hallstein IRA
St Petersburg FL
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                       49.09%
FBO The Hartford Balanced Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       23.10%
FBO The Hartford Growth Allocation
ATTN Marilyn Orr
Woodbury, MN

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
State Street Bank & Trust Cust                                                                                       15.67%
FBO The Hartford Conservative Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                        8.99%
FBO The Hartford Income Alloc
ATTN Marilyn Orr
Woodbury, MN

INTERNATIONAL GROWTH FUND
Edward D. Jones & Co.                       48.33%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 22.25%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                          5.54%
Attn: Peter Booth
New York, NY
Citigroup Global Markets Inc.                                   15.08%
Attn: Peter Booth
New York, NY
RBC DAIN RAUSCHER INC FBO                                                 11.10%
THOMAS J KENNEDY JR
LOWER GWYNEDO PA
RBC DAIN RAUSCHER INC FBO                                                  9.71%
ROBERTA L KENNEDY
LOWER GWYNEDO PA
Raymond James & Assoc Inc                                                  7.96%
FBO Hale IRA
St Petersburg FL
LPL FINANCIAL SERVICES                                                     5.54%
Raymond James & Assoc Inc                                                  5.21%
FBO Williams Joyce
St Petersburg FL
KEY BANK NA CUST                                                                                                     26.13%
RAINBOW HOSPITAL
CLEVELAND OH
NFSC                                                                                                                 21.17%
FIIOC AGENT FBO
QUALIFIED EMPLOYEE
COVINGTON KY
West Virginia Savings Plan Trustee                                                                                   16.18%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN
Pacific Lutheran University                                                                                          14.62%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Attn: FIOP
Tacoma WA
KEY BANK NA                                                                                                          13.15%
UNIVERSITY CIRCLE INC
CLEVELAND OH
US Bank Na Custodian                                                                                                  8.75%
Fbo Capinco
Various Omnibus Account
Milwaukee WI

INTERNATIONAL OPPORTUNITIES  FUND
Edward D. Jones & Co.                       53.90%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 18.38%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                    5.05%
Attn: Peter Booth
New York, NY
Charles J Walker Defined Benefit                                                     52.28%
Pension Acct of Charles J Walker
Bakersfield CA
Hartford Life Insurance Company                                                      47.72%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Comm                                                                                       37.28%
EST Hartford Growth Allocation
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       33.82%
The Hartford Balanced Allocation
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       15.10%
The Hartford Aggressive Growth
Attn: Marilyn Orr
Woodbury, MN

INTERNATIONAL SMALL COMPANY  FUND
Edward D. Jones & Co.                       17.41%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For The Sole Benefit Of               7.65%
Its Customers
Attn Fund Administration
Jacksonville FL
Citigroup Global Markets Inc.                          8.04%
Attn: Peter Booth
New York, NY
Edward D. Jones & Co.                                  7.40%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For The Sole Benefit Of                                  11.48%
Its Customers
Attn Fund Administration
Jacksonville FL
Citigroup Global Markets Inc.                                    6.30%
Attn: Peter Booth
New York, NY
Hartford Life Insurance Company                                           74.42%
Attn: Mark Strogoff
Hartford CT
LPL Financial Services                                                    25.48%
San Diego CA
State Street Bank & Trust Cust                                                                                       33.72%
FBO The Hartford Growth Allocation
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       30.50%
FBO The Hartford Balanced Allocation
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       13.66%
FBO The Hartford Aggressive Growth
ATTN Marilyn Orr
Woodbury, MN

MIDCAP FUND
Edward D. Jones & Co.                       34.62%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 17.63%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                          5.62%
Attn: Peter Booth
New York, NY

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Citigroup Global Markets Inc.                                    9.98%
Attn: Peter Booth
New York, NY
West Virginia Savings Plan Trustee                                                                                   73.47%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN
Wachovia Bank FBO                                                                                                     7.26%
Various Retirement Plans
Charlotte NC
Wellington Trust Co                                                                                                   6.93%
FBO Wellington Ret & Pension Plan
Boston MA

MIDCAP GROWTH FUND
Hartford Life Insurance Company             73.74%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                       40.71%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                 21.10%
Attn: Mark Strogoff
Hartford CT
Pershing LLC                                                     5.53%
Jersey City NJ
RBC Dain Rauscher Inc. FBO                                       5.08%
Daniel J Gladstone
Carol M Gladstone
Chappaqua NY
Hartford Life Insurance Company                                                                                     100.00%
Attn: Mark Strogoff
Hartford CT

MIDCAP VALUE FUND
Edward D. Jones & Co.                       54.52%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 18.87%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
T Rowe Price Retirement Plan Svcs                                                                                   100.00%
FBO Retirement Plan Clients
Owings Mills MD

MONEY MARKET FUND
Hartford Life Insurance Co                   5.86%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Separate Accounts 401k Business
Hartford CT
Edward D. Jones & Co.                                  6.66%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                   12.15%
Attn: Peter Booth
New York, NY
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                      100.00%
FBO The Hartford Income Alloc
ATTN Marilyn Orr
Woodbury, MN

RETIREMENT INCOME FUND
Hartford Life Insurance Co                  61.70%
Separate Accounts 401k Business
Hartford CT
Hartford Securities Distrib. Co Inc         13.12%
FBO Various retirement Plans
Hartford CT
H L Investment Advisors                     10.60%
Attn: Marilyn Orr
Woodbury, MN
H L Investment Advisors                               57.28%
Attn: Marilyn Orr
Woodbury, MN
Edward D Jones & Co                                   20.58%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts MO
A G Edwards & Sons Inc                                 9.55%
FBO Roy M Smeal
Saint Louis Mo
US National Bank Assoc                                 9.53%
Leonard A Menchaca
El Paso TX
H L Investment Advisors                                         57.10%
Attn: Marilyn Orr
Woodbury, MN

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
US Bank National Assoc C/F                                       8.04%
Jason A Cipriani
Reading MA
Clara R Miller                                                   7.69%
Albany OR
US Bank National Assoc C/F                                       5.87%
Wanda S Weaver
Wallingford KY
MS & Co C/F                                                      5.81%
Walter M Jarrell
TOmballTX
NFS LLC FEBO                                                     5.13%
Dorothy M Coler Tr
Hastings NE
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
H L Investment Advisors                                                                                             100.00%
Attn: Marilyn Orr
Woodbury, MN

SELECT MIDCAP GROWTH FUND
Edward D. Jones & Co.                       26.20%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                  7.90%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
H L Investment Advisors                                                                                             100.00%
Attn: Marilyn Orr
Woodbury, MN

SELECT MIDCAP VALUE FUND
Edward D. Jones & Co.                       21.88%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 17.62%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
State Street Bank & Trust Cust                                                                                       49.90%
Fbo Hartford Aggressive

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Attn Marilyn Orr
Woodbury MN
State Street Bank & Trust Cust                                                                                       19.46%
EST Hartford Select Midcap Value
Attn Marilyn Orr
Woodbury MN
State Street Bank & Trust Cust                                                                                       18.32%
EST Hartford Balanced Allocation
Attn Marilyn Orr
Woodbury MN
State Street Bank & Trust Cust                                                                                        5.78%
EST Hartford Conservative
Attn Marilyn Orr
Woodbury MN

SELECT SMALLCAP VALUE FUND
Hartford Life Insurance Company             90.76%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                       59.09%
Attn: Mark Strogoff
Hartford CT
Edward D Jones & Co                                    6.00%
Attn: Mutual Fund Sharehold Accounting
Maryland Hts MO
Hartford Life Insurance Company                                 63.32%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                       46.35%
EST Hartford Growth Allocaiton
Attn Marilyn Orr
Woodbury MN
State Street Bank & Trust Cust                                                                                       23.73%
EST Hartford Aggressive
Attn Marilyn Orr
Woodbury MN
State Street Bank & Trust Cust                                                                                       22.64%
EST Hartford Balanced Allocation
Attn Marilyn Orr
Woodbury MN
State Street Bank & Trust Cust                                                                                        5.15%
EST Hartford Conservative
Attn Marilyn Orr
Woodbury MN

SHORT DURATION FUND

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Edward D. Jones & Co.                       20.12%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts MO
Edward D. Jones & Co.                                  7.76%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts MO
MLPF&S For the Sole Benefit of                         5.58%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
MLPF&S For the Sole Benefit of                                  14.52%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                                    7.53%
Attn: Peter Booth
New York NY
State Street Bank & Trust Cust                                                                                       36.04%
FBO The Hartford Growth Allocation
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       32.75%
FBO The Hartford Balanced Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       21.05%
FBO The Hartford Conservative Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                        7.43%
FBO The Hartford Income Alloc
ATTN Marilyn Orr
Woodbury, MN

SMALLCAP GROWTH FUND
Prudential Investment Management            34.32%
Service FBO: Mutual Fund Clients
Newark NJ
Citigroup Global Markets Inc.                                    6.28%
Attn: Peter Booth
New York, NY
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
NFSC FEBO                                                                                                            84.55%
FIIOC Agent FBO
Qualified Employee
Covington KY
Lasalle Bank                                                                                                          7.47%
FBO Jewish Community Center
Chicago IL
Northern Trust Company Custodian                                                                                      5.35%
FBO ACF-Advocate
Chicago IL

SMALL COMPANY FUND
Edward D. Jones & Co.                       28.66%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                  8.77%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                   11.31%
Attn: Peter Booth
New York, NY
MLPF&S for the sole benefit of                                   6.38%
Its Customers
Jacksonville FL
Morgan Keegan & Co                                                         5.63%
Memphis TN
Counsel Tr DBA Mid Atlantic Trust                                                    50.62%
Co FBO
Douglas E Beilstein DDS PSP & TR
Pittsburgh PA
Charles J Walker Defined Benefit                                                     27.78%
Pension Acct of Charles J Walker
Bakersfield CA
Hartford Life Insurance Company                                                      10.34%
Attn: Mark Strogoff
Hartford CT
MG Trust Co Cust FBO                                                                  8.88%
Pendleton Yacht Yard Inc Employee
Denver CO
Hartford Life Insurance Company                                                                 98.44%
Attn: Mark Strogoff
Hartford CT

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
NFSC FEBO                                                                                                            35.31%
FIIOC Agent FBO
Qualified Employee
Covington KY
State Street Bank & Trust Cust                                                                                       23.94%
FBO The Hartford Balanced Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       19.62%
FBO The Hartford Growth Allocation
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       11.90%
The Hartford Aggressive Growth
Attn: Marilyn Orr
Woodbury, MN

STOCK FUND
Edward D. Jones & Co.                       49.80%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 17.72%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets Inc.                                    8.02%
Attn: Peter Booth
New York, NY
Edward D. Jones & Co.                                            7.01%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company                                                      99.84%
Attn: Mark Strogoff
Hartford CT
Pershing LLC                                                                                    74.73%
Jersey City NH
Hartford Life Insurance Company                                                                 25.27%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                          100.00%
Attn: Mark Strogoff
Hartford CT
West Virginia Savings Plan Trustee                                                                                   85.33%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Woodbury, MN
Saxon & Co.                                                                                                          12.59%
Philadelphia, PA

STRATEGIC INCOME FUND
Hartford Life Insurance Company             69.58%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                       55.49%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                 10.28%
Attn: Mark Strogoff
Hartford CT
Raymond James & Assoc Inc                                        7.94%
FBO Overbaugh Berth
St Petersburg FL
Hartford Life Insurance Company                                           24.96%
Attn: Mark Strogoff
Hartford CT
NFS LLC FEBO                                                               8.45%
William A Hirsh
Myrtle Beach SC

TARGET RETIREMENT 2010 FUND
Hartford Life Insurance Company             74.00%
Separate Accounts 401k Business
Hartford CT
Hartford Securities Distrib Co Inc           8.18%
FBO 403(B)(7) Premier Enterprise Product
Hartford CT
NFS LLC FEBO                                          37.47%
FBO Betty S Price
Jacksonville Beach FL
H L Investment Advisors                               29.02%
Attn: Marilyn Orr
Woodbury, MN
A G Edwards & Sons C/F                                10.16%
Dorothy S. Mcmichael
Jackson GA
Bear Stearns Securities Corp.                                   51.97%
Brooklyn NY
H L Investment Advisors                                         23.05%
Attn: Marilyn Orr
Woodbury, MN
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Hartford CT
Hartford Life Insurance Company                                                                 99.12%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
H L Investment Advisors                                                                                             100.00%
Attn: Marilyn Orr
Woodbury, MN

TARGET RETIREMENT 2020 FUND
Hartford Life Insurance Company             79.75%
Separate Accounts 401k Business
Hartford CT
US Bank National Assoc                                17.40%
Susan Alford IRA
Middlesex NC
US Bank National Assoc                                10.22%
Courtney Searls-Ridge SEP
Seattle WA
UBS Financial Services INC FBO                         8.69%
UBS-Finsvc Cdn FBO
Mary Ellis Bell
Weehawken NJ
NFS LLC FEBO                                           7.40%
FBO Robert W Edrington
Clarksville AR
US Bank National Assoc                                 6.67%
Janet A Davis R/Over IRA
Denver CO
US Bank National Assoc                                 6.39%
Danny Alford IRA
Middlesex NC
NFS LLC FEBO                                           5.87%
FBO Nora Hurt Ado
Miami FL
US Bank National Assoc C/F                                      26.98%
Judith E Barkley IRA
Burlington CT
US Bank National Assoc C/F                                      12.63%
Larry E Patterson
Spearfish SD
Pershing LLC                                                    11.37%
Jersey City, NJ
Wyes Energy Inc                                                 10.50%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Bruce E Crane Trustee Ind (K)
Hernando FL
US Bank National Assoc C/F                                       6.06%
John R Larson
Woodbury MN
LPL Financial Service                                            5.92%
Sandiego CA
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                 58.25%
Separate Accounts 401K Business
Hartford CT
Hartford Life Insurance Company                                                                 41.75%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
H L Investment Advisors                                                                                             100.00%
Attn: Marilyn Orr
Woodbury, MN

TARGET RETIREMENT 2030 FUND
Hartford Life Insurance Company             80.14%
Separate Accounts 401k Business
Hartford CT
US Bank National Assoc C/F                            16.40%
Arletha L Northrop
Everett WA
US National Bank Assoc C/F                             9.32%
Fred A Beyer
Orland Park IL
First Clearing, LLC                                    8.50%
Alice Bowlby Southwick
Raleigh NC
H L Investment Advisors                                8.36%
Attn: Marilyn Orr
Woodbury, MN
First Clearing LLC                                     5.87%
Ina Turpen Fried Roth IRA
Fcc As Custodian
San Francisco CA
US Bank Nationa Assoc C/F                              5.25%
Bruce Owenson
Harcourt IA

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
LPL Financial Services                                          22.42%
San Diego CA
H L Investment Advisors                                          9.25%
Attn: Marilyn Orr
Woodbury, MN
Scott Esry                                                       8.60%
Hamilton MO
US Bank National Assoc C/F                                       7.62%
Kelly D Cain
Lagrange GA
US Bank National Assoc C/F                                       7.43%
Allen Wayne Urbanek
Harbinger NC
US Bank National Assoc C/F                                       7.17%
Robert M Sheehy
Kansas City MO
US Bank National Assoc C/F                                       5.45%
Aulenir E Toledo
Lancaster MA
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                 83.76%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                 16.24%
Separate Accounts 401K Business
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
H L Investment Advisors                                                                                             100.00%
Attn: Marilyn Orr
Woodbury, MN

TAX-FREE CALIFORNIA FUND
Hartford Life Insurance Company             25.86%
ATTN: Mark Strogoff
Hartford, CT
Edward D. Jones & Co.                       11.83%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Wells Fargo Investments LLC                 10.26%
Minneapolis MN
First Clearing LLC                           7.57%
Husher Revocable Trust
John D Husher & Margaret A

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Los Altos CA
Edward D. Jones & Co.                                 17.34%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
NFS LLC FEBO                                          13.99%
Mollie L Vasquez
Vasquez Family Tr
Morgan Hill CA
NFS LLC FEBO                                          11.57%
Arthur Zuber & Martha Schuett TR
Martha Schuett TTEE
Sebastopol, CA
NFS LLC FEBO                                           6.88%
Ronald W. Saurer
Coorrne E. Saurer
Newport Beach, CA
MLPF&S For The Sole Benefit Of                                  18.10%
Its Customers
Attn Fund Administration
Jacksonville FL

TAX-FREE MINNESOTA FUND
Edward D. Jones & Co.                       54.73%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
US Bancorp Investment Inc                   17.96%
Saint Paul MN
Edward D. Jones & Co.                                 28.15%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Florence M. Lutter                                    18.90%
Rochester MN
First Clearing LLC                                    16.34%
Carol Smithers
Coon Rapids MN
First Clearing LLC                                    14.67%
Harriett C Kurek
Minneapolis MN
MLPF&S                                                 8.85%
Attn Fund Administration
Jacksonville FL
NFS LLC FEBO                                           6.31%
Lucille M Stolpman
Ortonville MN
US Bancorp Investments Inc                                      29.36%
St Paul MN
MLPF&S For the Sole Benefit of                                  17.01%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Its Customer
Attn Fund Administration
Jacksonville FL
Pershing LLC                                                    11.93%
Jersey City, NJ
Wells Fargo Investments LLC                                     10.02%
Minneapolis, MN
Wells Fargo Investments LLC                                      7.43%
Minneapolis, MN
Roger Rossum                                                     5.19%
Karen Rossum JTWROS
Erhard, MN

TAX-FREE NATIONAL FUND
Edward D. Jones & Co.                       39.12%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S for the sole benefit of               9.34%
Its customers
Attn Fund Administration
Jacksonville FL
Edward D. Jones & Co.                                 14.05%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S For the Sole Benefit of                                   9.54%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
Citigroup Global Markets Inc.                                    8.20%
Attn: Peter Booth
New York, NY
LPL FINANCIAL SERVICES                                                    50.11%
SAN DIEGO CA
Hartford Life Insurance Company                                           49.85%
ATTN: Mark Strogoff
Hartford, CT

TAX-FREE NEW YORK FUND
Hartford Life Insurance Company             84.13%
ATTN: Mark Strogoff
Hartford, CT
Hartford Life Insurance Company                       64.96%
ATTN: Mark Strogoff
Hartford, CT
NFS LLC FEBO                                           6.05%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Maureen Trenk
New York, NY
Julia Daniels                                          5.38%
Fern C Wesley POA
Philadelphia PA
Oscar T. Ortiz                                         5.15%
Rochester, NY
Hartford Life Insurance Company                                 42.82%
ATTN: Mark Strogoff
Hartford, CT
Raymond James & Assoc. Inc                                       8.68%
FBO Kaufman Evelyn
St. Petersburg, FL
NFS LLC FEBO                                                     7.70%
Alice R Cohen
Michael Cohen
New York NY
Raymond James & Assoc Inc                                        5.50%
FBO Sweedler Tr
St. Petersburg FL
Raymond James & Assoc Inc                                        5.48%
FBO Szulman Marcos
St Petersburg FL

TOTAL RETURN BOND FUND
Edward D. Jones & Co.                       51.86%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 20.84%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets, INC                                    5.62%
Attn: Peter Booth
New York, NY
LPL Financial Services                                                     5.63%
Acct 1817-5069
San Diego CA
LPL Financial Services                                                     5.63%
Acct 4405-3229
San Diego CA
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                 94.22%
Attn: Mark Strogoff
Hartford CT

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Hartford Life Insurance Company                                                                  5.78%
Separate Accounts 401K Business
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
West Virginia Savings Plan Trustee                                                                                   32.42%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       23.65%
FBO The Hartford Growth Allocation
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       21.43%
FBO The Hartford Balanced Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                        7.58%
FBO The Hartford Conservative Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                        6.16%
FBO The Hartford Checks & Balances Fnd
ATTN Marilyn Orr
Woodbury, MN

U.S. GOVERNMENT SECURITIES FUND
Edward D. Jones & Co.                       20.27%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                  5.85%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
MLPF&S for the sole benefit of                                  12.26%
Its Customers
Attn: Fund Administration
Jacksonville FL
Citigroup Global Markets, Inc.                                   5.81%
Attn: Peter Booth
New York, NY

VALUE FUND
Edward D. Jones & Co.                       49.01%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 22.87%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Hartford Life Insurance Company                                           99.89%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                     100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                100.00%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                           100.00%
Attn: Mark Strogoff
Hartford CT
State Street Bank & Trust Cust                                                                                       46.25%
FBO The Hartford Growth Allocation
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                       34.13%
FBO The Hartford Balanced Alloc
ATTN Marilyn Orr
Woodbury, MN
State Street Bank & Trust Cust                                                                                        17.89%
The Hartford Aggressive Growth
Attn: Marilyn Orr
Woodbury, MN

VALUE OPPORTUNITIES FUND
Edward D. Jones & Co.                       44.28%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Edward D. Jones & Co.                                 19.29%
Attn: Mutual Fund Shareholder Accounting
Maryland Hts. MO
Citigroup Global Markets, Inc.                                  13.23%
Attn: Peter Booth
New York NY
MLPF&S For the Sole Benefit of                                   7.41%
Its Customers
ATTN: Fund Administration
Jacksonville, FL
State Street Bank & Trust Cust                                            76.72%
The Hartford Conservative Alloc
Attn: Marilyn Orr
Woodbury, MN
West Virginia Savings Plan Trustee                                        20.68%

                                           CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3   CLASS R4   CLASS R5   CLASS Y
                                           -------   -------   -------   -------   --------   --------   --------   -------
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN
MG TRUST CO CUST FBO                                                                 53.73%
LINTON PHARMACY INC EMPLOYEE
DENVER CO
Hartford Life Insurance Company                                                      46.27%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                 99.75%
Attn: Mark Strogoff
Hartford CT
Hartford Life Insurance Company                                                                              100%
Attn: Mark Strogoff
Hartford CT
West Virginia Savings Plan Trustee                                                                                   99.97%
FBO Wst Virginia Savings Plan Trust
Attn: Marilyn Orr
Woodbury, MN

                                           CLASS H   CLASS L   CLASS M   CLASS N   CLASS Z
                                           -------   -------   -------   -------   -------
TAX-FREE MINNESOTA FUND
Betty Mae Nelson                                      21.40%
Bellingham MN
Helen C Johnson and
Marsha D Fuerst Jtten                                 14.62%
White Bear Lake MN
Edward D. Jones & Co.
Attn: Mutual Fund Shareholder Accounting               8.50%
Maryland Hts. MO

TAX-FREE NATIONAL FUND
Thomas A Hebert                                        6.55%
Oconomowoc WI
Maurice Moler Estate
Kenneth E Horsman Executor                             5.16%
Charleston IL

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders. As of July 31, 2007, Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, owned of record 29.72% of the Balanced Income Fund, 37.70% of the High Yield Municipal Bond Fund, 93.10% of the LargeCap Growth Fund, 67.88% of the MidCap Growth Fund, 56.85% of the Strategic Income Fund, and 74.90% of the Tax-Free New York Fund, and therefore, is a control person of each of those Funds. As of July 31, 2007, HL Investment Advisors, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, owned of record 25.66% of the Global Financial Services Fund and therefore, is a control person of that Fund.

4. Under the section entitled "Subadvisory/Investment Services Fees" the table regarding the voluntary expense limits agreed to by HIFSCO is replaced for Strategic Income Fund as follows:

------------------------------------------------------------------------------------------------------------------------------
                                         CLASSES
       FUND NAME           CLASS A        B & C        CLASS I      CLASS L      CLASS R3    CLASS R4     CLASS R5     CLASS Y
       ---------           -------        -----        -------      -------      --------    --------     --------     -------
------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund       1.15%         1.90%         0.90%         N/A          N/A         N/A          N/A         0.90
------------------------------------------------------------------------------------------------------------------------------

5. Under the section entitled "Capitalization and Voting Rights", in the third paragraph, the third and fourth sentences are replaced as follows:

     Accordingly, the directors of each Company have authorized the issuance of four classes of shares of each of the Funds (except for the Equity Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Checks and Balances Fund, and High Yield Municipal Bond Fund) designated in each instance as Class A, Class B, Class C and Class Y shares. Checks and Balances Fund and High Yield Municipal Bond Fund do not currently offer Class Y shares.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

a.(i)         Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9,
              1996)

a.(ii)        Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on October 25,
              2002)

a.(iii)       Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on October 25,
              2002)

a.(iv)        Articles of Amendment to the Articles of Incorporation
              (incorporated by reference to Post-Effective Amendment No. 24 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              December 16, 2002)

a.(v)         Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on August 19,
              2003)

a.(vi)        Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on August 19,
              2003)

a.(vii)       Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

a.(viii) Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix)        Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 23,
              2004)

a.(x)         Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

a.(xi)        Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 15,
              2005)

a.(xii) Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii) Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration
              Statement on Form N-1A (File No. 333-02381) on July 31, 2006)

a.(xiv)       Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

a.(xv) Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi)       Articles Supplementary dated August 15, 2007 (filed herewith)

a.(xvii)      Articles of Amendment dated August 15, 2007 (filed herewith)

a.(xviii)     Articles of Amendment dated August 15, 2007 (filed herewith)

b.            By-Laws adopted January 24, 1996, last amended May 13, 2003
              (incorporated by reference to Post-Effective Amendment No. 27 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              August 19, 2003)

c.            Not Applicable

d.(i)         Investment Management Agreement with Hartford Investment Financial
              Services Company dated March 3, 1997 (incorporated by reference to
              Post-Effective Amendment No. 3 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 20, 1997)

d.(ii)        Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(iii)       Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(iv) Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration

              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(v)         Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(vi)        Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(vii)       Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(viii)      Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(ix)        Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

d.(x)         Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

d.(xi)        Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

d.(xii)       Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on April 29,
              2005)

d.(xiii)      Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on September 29,
              2005)

d.(xiv) Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

d.(xv)        Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

d.(xvi)       Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

d.(xvii) Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xviii)     Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xix) Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xx) Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xxi)       Investment Sub-Advisory Agreement with Wellington Management
              Company, LLP dated March 3, 1997 (incorporated by reference to
              Post-Effective Amendment No. 3 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxii)      Amendment No. 1 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxiii)     Amendment No. 2 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxiv)      Amendment No. 3 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to

              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxv)       Amendment No. 4 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvi)      Amendment No. 5 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvii)     Amendment No. 6 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxviii)    Amendment No. 7 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 28 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on December 15, 2003)

d.(xxix)      Amendment No. 8 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 41 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxx)       Amendment No. 9 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxi)      Amendment No. 10 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 57 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2007)

d.(xxxii)     Investment Services Agreement with Hartford Investment Management
              Company dated as of March 3, 1997 (incorporated by reference to
              Post-Effective Amendment No. 3 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxxiii)    Amendment No. 1 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-

              Effective Amendment No. 25 to Registration Statement on Form N-1A
              (File No. 333-02381) filed on February 28, 2003)

d.(xxxiv)     Amendment No. 2 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxv)      Amendment No. 3 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 41 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxxvi)     Amendment No. 4 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 44 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xxxvii)    Amendment No. 5 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxviii)   Amendment No. 6 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxix)     Amendment No. 7 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 54 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on November 29, 2006)

d.(xl)        Amendment No. 8 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 55 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on December 15, 2006)

d.(xli)       Amendment No. 9 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 59 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xlii)      Amendment No. 10 Investment Services Agreement with Hartford
              Investment Management Company (filed herewith)

d.(xliii)     Investment Sub-Advisory Agreement with Oberweis Asset Management,
              Inc. (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xliv)      Investment Sub-Advisory Agreement with Jennison Associates LLC
              (incorporated by reference to Post-Effective Amendment No. 44 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              September 29, 2005)

d.(xlv)       Investment Sub-Advisory Agreement with Kayne Anderson Rudnick
              Investment Management, LLC (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xlvi)      Investment Sub-Advisory Agreement with Metropolitan West Capital
              Management, LLC (incorporated by reference to Post-Effective
              Amendment No. 50 to Registration Statement on Form N-1A (File No.
              333-02381) filed on July 31, 2006)

d.(xlvii)     Investment Sub-Advisory Agreement with SSgA Funds Management, Inc.
              (incorporated by reference to Post-Effective Amendment No. 50 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              July 31, 2006)

e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii)        Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on June 27,
              1996)

e.(iii)       Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(iv)        Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(v)         Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(vi)        Assignment of Principal Underwriting Agreement from Hartford
              Securities Distribution Company, Inc. to Hartford Investment
              Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 15,
              2002)

e.(vii)       Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(viii)      Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(ix)        Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(x)         Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(xi)        Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

e.(xii)       Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

e.(xiii)      Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

e.(xiv)       Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on April 29,
              2005)

e.(xv)        Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on September 29,
              2005)

e.(xvi)       Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

e.(xvii)      Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

e.(xviii)     Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

f.            Not Applicable

g. Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i)         Transfer Agency and Service Agreement between The Hartford Mutual
              Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford
              Administrative Services Company dated February 1, 2006
              (incorporated by reference to Post-Effective Amendment No. 52 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              September 15, 2006)

h.(ii)        Amendment No. 1 to Transfer Agency and Service Agreement between
              The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II,
              Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

h.(iii)       Amendment No. 2 to Transfer Agency and Service Agreement between
              The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II,
              Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2006)

h.(iv) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on May 19, 2004)

h.(v) Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(vi)        Amendment No. 1 to the Fund Accounting Agreement, dated July 23,
              2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(vii)       Second Amendment to the Fund Accounting Agreement, dated October
              31, 2002 (incorporated by reference to Post-Effective Amendment
              No. 48 to Registration Statement on Form N-1A (File No. 333-02381)
              filed on May 17, 2006)

h.(viii)      Third Amendment to the Fund Accounting Agreement, dated August 25,
              2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(ix)        Fourth Amendment to the Fund Accounting Agreement, dated September
              27, 2005 (incorporated by reference to Post-Effective Amendment
              No. 48 to Registration Statement on Form N-1A (File No. 333-02381)
              filed on May 17, 2006)

h.(x)         Fifth Amendment to the Fund Accounting Agreement, dated January 1,
              2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

 h.(xi)       Sixth Amendment to the Fund Accounting Agreement, July 31, 2006
              (incorporated by reference to Post-Effective Amendment No. 50 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              July 31, 2006)

h.(xii)       Seventh Amendment to the Fund Accounting Agreement, November 30,
              2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xiii)      Eighth Amendment to the Fund Accounting Agreement, May 31, 2007
              (incorporated by reference to Post-Effective Amendment No. 59 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              May 30, 2007)

i.            Opinion and Consent of Counsel (filed herewith)

j.            Not applicable

k.            Not Applicable

l.            Not Applicable

m.            Amended and Restated Rule 12b-1 Distribution Plan for Class A,
              Class B, Class C, Class R3, Class R4 and Class R5 Shares
              (incorporated by reference to Post-Effective Amendment No. 59 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              May 30, 2007)

n. Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

o.            Not Applicable

p.(i)         Code of Ethics of HL Investment Advisors, LLC, Hartford Investment
              Financial Services, LLC and The Hartford-Sponsored Mutual Funds
              (incorporated by reference to Post-Effective Amendment No. 57 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              February 28, 2007)

p.(ii)        Code of Ethics of Hartford Investment Management Company
              (incorporated by reference to Post-Effective Amendment No. 57 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              February 28, 2007)

p.(iii)       Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 40 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2005)

p.(iv)        Code of Ethics of Jennison Associates LLC (incorporated by reference to Post-Effective Amendment No. 42 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 15,
              2005)

p.(v)         Code of Ethics of Kayne Anderson Rudnick Investment Management,
              LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(vi)        Code of Ethics of Metropolitan West Capital Management, LLC
              (incorporated by reference to Post-Effective Amendment No. 50 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              July 31, 2006)

p.(vii) Code of Ethics of Oberweis Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

p.(viii)      Code of Ethics of SSgA Funds Management, Inc. (filed herewith)

q.(i)         Power of Attorney (incorporated by reference to Post-Effective
              Amendment No. 57 to Registration Statement on Form N-1A (File No.
              333-02381) filed on February 28, 2007)

Item 24. Persons Controlled by or Under Common Control with Registrant

          As of July 31, 2007, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 23, 2007.

          In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of July 31, 2007 more than 25% of the following funds:

               The Hartford Balanced Income Fund
               The Hartford Global Financial Services Fund
               The Hartford High Yield Municipal Bond Fund
               The Hartford LargeCap Growth Fund
               The Hartford MidCap Growth Fund
               The Hartford Select MidCap Value Fund
               The Hartford Strategic Income Fund
               The Hartford Tax-Free New York Fund

Item 25. Indemnification

          Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

          Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

          Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

          Section 2-418 further provides that indemnification provided for by
          Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under
          Section 2-418.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

                          Position with Hartford Investment
Name                      Financial Services, LLC             Other Business
----                      ---------------------------------   --------------
Thomas M. Marra           Chairman of the Board               Director, President and Chief Operating Officer
                                                              of Hartford Life, Inc. ("HL, Inc. ")(1);
                                                              Chairman of the Board, Chief Executive Officer,
                                                              Director and President of Hartford Life
                                                              Insurance Company ("HLIC")(2); Chief Executive
                                                              Officer, Manager and President of HL Investment
                                                              Advisors, LLC(3); Chief Operating Officer and
                                                              President of The Hartford Financial Services
                                                              Group, LLC ("The Hartford")(4); and Director of
                                                              Hartford Administrative Services Company
                                                              ("HASCO")(5)

John C. Walters           Chief Executive Officer,            Executive Vice President of The Hartford;
                          President and Manager               Co-Chief Executive Officer, Co-President and
                                                              Director of HLIC; Executive Vice President and
                                                              Manager HL Investment Advisors, LLC and
                                                              President of US Wealth Management at HL, Inc.

Tamara L. Fagely          Chief Financial Officer and         Chief Financial Officer and Vice President of
                          Controller/FINOP                    HASCO and Vice President of HLIC

Colleen B. Pernerewski    Chief Investment Advisor and        Assistant Vice President of The Hartford; Chief
                          Compliance Officer                  Compliance Officer of Separate Accounts of HLIC
                                                              and Chief Compliance Officer of HL Investment
                                                              Advisors, LLC

William D. Wilcox         Chief Compliance Officer, AML       Assistant Vice President of The Hartford
                          Compliance Officer and Secretary

Robert M. Arena           Senior Vice President / Business    Chief Executive Officer and Senior Vice
                          Line Principal and Manager          President of HASCO; and Senior Vice President of
                                                              HLIC and HL Investment Advisors, LLC

William H. Davison, Jr.   Senior Vice President               Director and Managing Director of Hartford
                                                              Investment Management(6)

Christopher J. Hanlon     Senior Vice President               Senior Vice President of Hartford Investment
                                                              Management and HLIC

Kenneth A. McCullum       Senior Vice President               Senior Vice President and Actuary of HLIC

Hugh T. Whelan            Senior Vice President               Managing Director of Hartford Investment
                                                              Management

Edward C. Caputo          Vice President                      Assistant Vice President of Hartford Investment
                                                              Management

Thomas D. Jones           Vice President                      Vice President of The Hartford, HLIC and HL
                                                              Investment Advisors, LLC

Edward P. Macdonald       Vice President and                  Assistant Vice President of The Hartford;
                          Chief Legal Officer                 Assistant Vice President of HLIC; and Chief
                                                              Legal Officer, Secretary and Vice President of
                                                              HL Investment Advisors, LLC

Vernon J. Meyer           Vice President                      Vice President of HLIC and HL Investment
                                                              Advisors, LLC

Peter J. Michalik         Vice President                      Vice President of HASCO and HLIC

Scott R. Sanderson        Vice President/Marketing            Vice President of HLIC

Marilyn Orr               Assistant Vice President            Assistant Vice President of HLIC

Elizabeth L. Schroeder    Assistant Vice President            Assistant Vice President of HLIC and HL
                                                              Investment Advisors, LLC

Denise Settimi            Assistant Vice President            Chief Operating Officer and Assistant Vice
                                                              President of HASCO; and Assistant Vice President
                                                              of HLIC

John N. Giamalis          Treasurer                           Senior Vice President and Treasurer of HL Inc.,
                                                              The Hartford, HASCO, HLIC, and HL Investment
                                                              Advisors and Treasurer of Hartford Investment
                                                              Management

Brian Murphy              Manager                             Executive Vice President of HLIC

Todd G. Picken            Assistant Treasurer                 Assistant Treasurer and Assistant Vice President
                                                              of HLIC, HL Inc., The Hartford, HASCO and HL
                                                              Investment Advisors, LLC; and Assistant
                                                              Treasurer of HIMCO

(1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

(4) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

(5) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

(6) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

Item 27. Principal Underwriters

     Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business
Address                       Positions and Offices with Underwriter            Position and Offices with Registrant
---------------------------   --------------------------------------            ------------------------------------
Thomas M. Marra(1)            Chairman of the Board                             None

John C. Walters(1)            Chief Executive Officer, President and Manager    Vice President

Tamara L. Fagely(4)           Chief Financial Officer and Controller/FINOP      Vice President, Treasurer and Controller

Colleen B. Pernerewski(1)     Chief Investment Advisor and Compliance Officer   None

William D. Wilcox(1)          Chief Compliance Officer, AML Compliance          None
                              Officer and Secretary

Robert M. Arena(1)            Senior Vice President / Business Line Principal   Vice Presidentr
                              and Manager

William H. Davison, Jr. (2)   Senior Vice President                             None

Christopher J. Hanlon(2)      Senior Vice President                             None

Kenneth A. McCullum(1)        Senior Vice President                             None

Hugh T. Whelan(2)             Senior Vice President                             None

Edward C. Caputo(2)           Vice President                                    None

Thomas D. Jones(1)            Vice President                                    None

Edward P. Macdonald(1)        Vice President and Chief Legal Officer            Vice President, Secretary and Chief Legal Officer

Vernon J. Meyer(1)            Vice President                                    Vice President

Peter J. Michalik(1)          Vice President                                    None

Scott R. Sanderson(1)         Vice President/Marketing                          None

Marilyn Orr(4)                Assistant Vice President                          Assistant Treasurer

Elizabeth L. Schroeder(1)     Assistant Vice President                          None

Denise Settimi(4)             Assistant Vice President                          Vice President

John N. Giamalis(3)           Treasurer                                         None

Brian Murphy                  Manager                                           None

Todd G. Picken(3)             Assistant Treasurer                               None

(1)  The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

(2)  The principal business address is 55 Farmington Avenue, Hartford, CT 06105.

(3)  The principal business address is 690 Asylum Avenue, Hartford, CT 06115.

(4)  The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.

Item 28. Location of Accounts and Records

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225

Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. Management Services

          Not Applicable

Item 30. Undertakings

          Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30th day of August, 2007.

                                        THE HARTFORD MUTUAL FUNDS, INC.


                                        By: /s/ David M. Znamierowski
                                            ---------------------------
                                            David M. Znamierowski
                                            Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                   TITLE                         DATE
---------                   -----                         ----


/s/ David M. Znamierowski   President,                    August 30, 2007
-------------------------   Chief Executive Officer
David M. Znamierowski       & Director


/s/ Tamara L. Fagely        Controller & Treasurer        August 30, 2007
-------------------------   (Chief Accounting Officer &
Tamara L. Fagely            Chief Financial Officer)


            *               Director                      August 30, 2007
-------------------------
Lynn S. Birdsong


            *               Chairman of the Board         August 30, 2007
-------------------------   and Director
Robert M. Gavin, Jr.


            *               Director                      August 30, 2007
-------------------------
Duane E. Hill


            *               Director                      August 30, 2007
-------------------------
Sandra S. Jaffee



            *               Director                      August 30, 2007
-------------------------
William P. Johnston


            *               Director                      August 30, 2007
-------------------------
Lemma W. Senbet


            *               Director                      August 30, 2007
-------------------------
Thomas M. Marra


            *               Director                      August 30, 2007
-------------------------
Phillip O. Peterson


            *               Director                      August 30, 2007
-------------------------
Lowndes A. Smith


/s/ Edward P. Macdonald                                   August 30, 2007
-------------------------
* By Edward P. Macdonald
     Attorney-in-fact

* Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2007)

                                  EXHIBIT INDEX

a.(xvi)    Articles Supplementary dated August 15, 2007

a.(xvii)   Articles of Amendment dated August 15, 2007

a.(xviii)  Articles of Amendment dated August 15, 2007

d.(xlii)   Amendment No. 10 Investment Services Agreement with Hartford
           Investment Management Company

i.         Opinion and Consent of Counsel

p.(viii)   Code of Ethics of SSgA Funds Management, Inc.